Treasury Risk Management - Summary of Derivatives Used to Hedge (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Current financial assets	[1]	€ 7,232	€ 5,966
Non-current financial assets	[1]	876	874
Trade payables and other liabilities		(14,367)	(15,107)
Current financial liabilities	[2]	(4,461)	(4,691)
Non-current financial liabilities	[2]	(22,844)	(23,566)
Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		78	74
Current financial assets		59	20
Total liabilities		(418)	(326)
Non-current financial assets		21	114
Total assets		158	208
Trade payables and other liabilities		(103)	(56)
Current financial liabilities		(58)	(116)
Non-current financial liabilities		(257)	(154)
Total		(260)	(118)
Fair value hedges [member] | Interest rate derivatives [member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Non-current financial liabilities		(10)
Total		(10)
Cash flow hedges [member] | Foreign exchange derivatives [member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		24	38
Trade payables and other liabilities		(74)	(38)
Total		(50)
Cash flow hedges [member] | Interest rate derivatives [member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Current financial assets		5
Non-current financial assets		21	114
Non-current financial liabilities		(247)	(143)
Total		(221)	(29)
Cash flow hedges [member] | Commodity contracts [Member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		40	31
Trade payables and other liabilities		(3)	(4)
Total		37	27
Hedges of net investment in foreign operations [member] | Foreign exchange derivatives [member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Current financial assets	[3]		30
Current financial liabilities	[3]	(149)	(14)
Total		(149)	16
Hedge accounting not applied [member] | Foreign exchange derivatives [member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Trade and other receivable		14	5
Current financial assets	[3]	54	(10)
Trade payables and other liabilities		(26)	(14)
Current financial liabilities	[3]	91	(102)
Total		133	(121)
Hedge accounting not applied [member] | Interest rate derivatives [member] | Derivative used to hedge [Member]
Disclosure of detailed information about hedges [line items]
Non-current financial assets		€ 0
Non-current financial liabilities			(11)
Total			€ (11)

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[3]	Swaps that hedge the currency risk on intra-group loans and offset ‘Hedges of net investments in foreign operations’ are included within ‘Hedge accounting not applied’. See below for further details.